FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Trade payables	$ 20,160	$ 32,893
Other payables	132,802	184,109
Warrant liability	0	67,000	$ 87,900
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	20,160	32,893
Other payables	11,944	10,960
Warrant liability		67,000
Collaboration interest-bearing advanced funding	281,328	260,932
Lease liabilities	64,791	27,159
Total	378,223	398,944
Less than 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	20,160	32,893
Other payables	11,944	10,960
Warrant liability		67,000
Collaboration interest-bearing advanced funding	0	0
Lease liabilities	4,703	3,966
Total	36,807	114,819
Over 1 years
Disclosure Of Financial Instruments [Line Items]
Total	341,416	284,125
Over 1 years | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	0	0
Other payables	0	0
Warrant liability		0
Collaboration interest-bearing advanced funding	281,328	260,932
Lease liabilities	$ 60,088	$ 23,193